Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 99,456,000.00
Total Fee Amount	13,734.87
Total Offset Amount	0.00
Net Fee	$ 13,734.87
Offering Table N/A
Offset Table N/A	N/A